PREPAIDS	12 Months Ended
Nov. 30, 2019
Notes to Financial Statements
PREPAIDS
7.	PREPAIDS
As at November 30, 2019, prepaids includes $208,066 (US$156,570) for a marketing campaign that is being expensed as costs are incurred.